Schedule of Effective Income Tax Expense Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Statutory U.S. tax rate			$ (228,278)	$ (78,278)	$ (170,552)
Less: Valuation Allowance			228,463	464,966	171,227
Nondeductible/nontaxable items			154,759	75,530	0
Income Tax Expense (Benefit)	$ (33,183)	$ (32,852)	226,682	916,840	(113,932)
CHINA [Member]
Statutory Tax Rate			71,923	451,874	(113,932)
HONG KONG [Member]
Statutory Tax Rate			$ (185)	$ (252)	$ (675)